Results of Operations (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Revenues

For the Six-month period ended June 30,
(€‘000)	2022	2021
Out-licensing revenue	—	—
Other revenue	—	—

Total	—	—

Summary of Research And Development Expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s condensed consolidated interim financial statements.

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Employee expenses	5 432	4 530
Clinical study costs	1 465	2 205
Preclinical study costs	1 034	944
Depreciation	721	708
Process development and scale-up	459	407
IP filing and maintenance fees	458	84
Rent and utilities	323	337
Share-based payments	212	331
Consulting fees	126	152
Travel & Living	76	17
Others	221	241

Total R&D expenses	10 527	9 956

Summary of General and Administrative Expenses

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Employee expenses	2 589	1 789
Insurances	1 215	730
Consulting fees	1 138	1 030
Share-based payments	864	759
Communication & Marketing	190	236
Depreciation	102	133
Travel & Living	57	12
Rent	32	15
Other	58	81

Total General and administrative expenses	6 245	4 785

Schedule of Change in Fair Value of Contingent Consideration

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Change in fair value of contingent consideration	1 128	(1 961)

Total Change in fair value of contingent consideration	1 128	(1 961)

Earnings (Loss) Per Share

	For the Six-month period ended June 30,
(€‘000)	2022	2021

Loss of the year attributable to Equity Holders	(14 056)	(14 854)
Weighted average number of shares outstanding	22 593 956	14 587 330

Earnings per share (non-fully diluted) in €	(0.62)	(1.02)

Outstanding warrants	2 269 448	1 899 090

Summary of Other Income	Other income

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Grant income (RCAs)	645	1 438
Grant income (Other)	804	166
R&D tax credit	329	339
Other	3	44

Total Other Income	1 781	1 987

Summary of Other Expenses	Other expenses

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Clinical Development milestone payment	—	—
Remeasurement of RCAs	66	129
Other	148	33

Total Other Expenses	214	162